Long-Term Debt - Schedule of Debt Repayments (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 11,445	$ 14,694
Gross carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	11,514	$ 14,781
Gross carrying amount | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	404
Gross carrying amount | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,009
Gross carrying amount | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,624
Gross carrying amount | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	441
Gross carrying amount | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,692
Gross carrying amount | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 6,344